Goodwill, Trade Name, and Customer Lists	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Trade Name, and Customer Lists
Note 5. Goodwill, Trade Name, and Customer Lists
The changes in the carrying amount of goodwill for the nine months ended September 30, 2021 (Successor) were as follows (in thousands):

Successor:
Balance – December 31, 2020	$770,089
Acquisitions	3,120
Foreign currency translation	(540)

Balance – September 30, 2021	$772,669

The following summarizes the gross carrying value and accumulated amortization for the Company’s trade name and customer lists as of September 30, 2021 (Successor) and December 31, 2020 (Successor) (in thousands):

	September 30, 2021 (Successor)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life (in years)
Trade name	$95,171	$(13,480)	$81,691	20 years
Customer lists	503,788	(114,572)	389,216	14 years

Total	$598,959	$(128,052)	$470,907

	December 31, 2020 (Successor)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life (in years)
Trade name	$95,230	$(7,528)	$87,702	20 years
Customer lists	501,210	(65,549)	435,661	14 years

Total	$596,440	$(73,077)	$523,363

Amortization expense of trade name and customer lists was approximately $18.4 million and $19.9 million for the three months ended
September
 30, 2021 and 2020 (Successor), respectively. Amortization expense of trade name and customer lists was approximately $55.1 million, $52.8 million, and
$0.8 million for the
 nine
 months ended
September

30, 2021 (Successor), the period from February 1, 2020 through
September
 30, 2020 (Successor), and the period from January 1, 2020 through January 31, 2020 (Predecessor), respectively.

6.	GOODWILL, TRADE NAME, AND CUSTOMER LISTS
The changes in the carrying amount of goodwill for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020, through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor) were as follows (in thousands):

Predecessor:
Balance – December 31, 2018	$261,583
Foreign currency translation	7

Balance – December 31, 2019	$261,590
Foreign currency translation	(61)

Balance – January 31, 2020	$261,529

Successor:
Balance – February 1, 2020	$767,797
Foreign currency translation	2,292

Balance – December 31, 2020	$770,089

The following summarizes the gross carrying value and accumulated amortization for the Company’s trade name and customer lists as of December 31 (in thousands):

	2019 (Predecessor)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life (in years)
Trade name	$13,224	$—	$13,224	Indefinite
Customer lists	158,279	(105,710)	52,569	7-14 years

Total	$171,503	$(105,710)	$65,793

	2020 (Successor)
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Useful Life (in years)
Trade name	$95,230	$(7,528)	$87,702	20 years
Customer lists	501,210	(65,549)	435,661	14 years

Total	$596,440	$(73,077)	$523,363

Amortization expense of trade name and customer lists was approximately $11.1 million, $0.8 million, and $72.7 million for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively.
Amortization expense relating to trade name and customer lists is expected to be as follows (in thousands):

Years Ending December 31,

2021	$72,921
2022	66,184
2023	59,672
2024	53,759
2025	47,662
Thereafter	223,165

$523,363